Expense by Nature - Summary of Expenses by Nature (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Employee benefit expenses	¥ 16,402,993	¥ 14,145,207	¥ 12,352,323
Loan origination and servicing expenses	5,712,598	7,091,078	6,530,999
Promotion and advertising expenses	1,685,847	1,221,762	1,149,759
Outsourcing service expenses	1,397,649	1,382,960	997,145
Payment processing expenses	1,197,869	1,204,712	849,763
Trust management fee	1,078,380	504,428	156,266
Business entertainment expenses	619,328	769,834	802,577
Depreciation of right-of-use assets	608,889	604,018	509,026
Taxes and surcharges	534,647	380,460	286,546
Depreciation of property and equipment	193,511	226,862	276,266
Amortization of intangible assets	22,234	31,831	31,967
Others	740,039	1,049,327	1,265,236
Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	¥ 30,193,984	¥ 28,612,479	¥ 25,207,873